Contingent liabilities	6 Months Ended
Dec. 31, 2023
Contingent liabilities [Abstract]
Contingent liabilities
Note 15. Contingent liabilities

In addition to PwC continuing in their capacity as receiver in respect of the Non-Recourse SPVs, a hearing was held in June 2023 in The Supreme Court of British Columbia with respect to, among other things, claims brought by the lender, NYDIG ABL LLC, seeking remedies regarding the limited recourse equipment financing facilities entered into by the Non-Recourse SPVs. A judgement on these proceedings was delivered on 10 August 2023 which declared, among other things, that the transactions pursuant to hashpower services provided by the Non-Recourse SPVs to the Company to be void. On 21 August 2023, the Company filed a notice to appeal the judgement. On January 31,2024 NYDIG ABL LLC filed a notice of cross appeal with the Court of Appeal seeking an order that the substantive consolidation and oppression remedies be remitted to the Supreme Court for consideration and reasons. The Company’s appeal and NYDIG’s cross appeal will be heard by the Court of Appeal on March 12, 2024.